Vanguard Short-Term Inflation-Protected Securities Index Fund Investment Strategy - Investor Prospectus [Member] - Vanguard Short-Term Inflation-Protected Securities Index Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (the “Target Index”). The Target Index is a market-capitalization weighted index consisting of inflation-protected public obligations issued by the U.S. Treasury with remaining maturities of less than 5 years. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in inflation-indexed securities that make up the Target Index.The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the securities that make up the Target Index, holding each security in approximately the same proportion as its weighting in the Target Index. The Fund seeks to maintain a dollar-weighted average maturity consistent with that of the Target Index. As of September 30, 2025, the dollar-weighted average maturity of the Target Index was 2.4 years.